Share-based Compensation - LTIP (Details) - LTIP - USD ($)						12 Months Ended
	Dec. 15, 2017	Oct. 19, 2017	Aug. 02, 2017	Mar. 15, 2017	Oct. 19, 2015	Dec. 31, 2018	Dec. 31, 2017	Mar. 24, 2016
Shared-based Compensation Award, Performance
Share-based Compensation
Number of business days for vesting after announcement of group's annual results	2 days		2 days	2 days
Number of years after the covered financial year to which the LTIP award relates	2 years	2 years	2 years	2 years
Number of business days for vesting after publication date of annual report					1 day
Shared-based Compensation Award, Performance | Maximum
Share-based Compensation
Cash amount of ordinary shares to be purchased per annum	$ 500,000		$ 6,000,000	$ 6,000,000	$ 1,800,000
Shared-based Compensation Award, Non-performance
Share-based Compensation
Cash amount of ordinary shares to be purchased per annum								$ 300,000
Number of business days for vesting after publication date of annual report				1 day
Vesting percentage upon first anniversary								25.00%
Vesting percentage on second anniversary								25.00%
Vesting percentage on third anniversary								25.00%
Vesting percentage on fourth anniversary								25.00%
Shared-based Compensation Award, Non-performance | Maximum
Share-based Compensation
Cash amount of ordinary shares to be purchased per annum				$ 400,000
Ordinary Shares
Ordinary Shares Purchased and Held by Trustee - Number of treasury shares
As at January 1						55,978	62,921
Purchased							35,095
Vested							(42,038)
As at December 31							55,978
Ordinary Shares Purchased and Held by Trustee - Cost
As at January 1						$ 1,957,000	$ 2,390,000
Purchased							1,367,000
Vesting							(1,800,000)
As at December 31							1,957,000
Awards forfeited							$ 79,000
Ordinary Shares | Maximum | Forecast
Ordinary Shares Purchased and Held by Trustee - Cost
Purchased						$ 5,621,000